4. NOTES PAYABLE (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Interest expense related to notes payable	$ 19,959	$ 59,901
Principal Balance	190,000	390,000	321,381
Accrued Interest on notes payable	374,312	374,704
12% Notes Payable [Member]
Principal Balance	185,000	185,000	185,000
Accrued Interest on notes payable	367,687	353,813	326,062
Interest rate	15.00%	15.00%
10% Note payable [Member]
Principal Balance	5,000	5,000	5,000
Accrued Interest on notes payable	6,625	6,375	5,875
Interest rate	15.00%	15.00%
Directors Notes [Member]
Principal Balance		200,000	0
Accrued Interest on notes payable		$ 14,516	$ 0